Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

5.              Fair Value Measurements

The Group’s financial instruments include cash equivalents, short-term deposits, available-for-sale securities, accounts receivables, current portion of term deposits, prepaid expenses and other current assets, non-current prepayment for property and equipment, non-current portion of term deposits, accounts payable, current deferred revenue, accrued expenses and other current liabilities and non-current deferred revenue. The carrying value of the Company’s short-term financial instruments approximates their fair value because of their short maturities. The carrying value of the non-current deferred revenue approximates its fair value because the change in fair value after considering discount rate is considered immaterial.

On January 1, 2008, the Group adopted the US GAAP guidance on “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). It establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs. The hierarchy is as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group engaged independent valuation specialists to assist them in determining the fair value of equity issued (including share options and Series A Preferred Shares) and the goodwill and intangible assets arising from the Group’s business combination.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measured and reported on its consolidated balance sheet at fair value on a recurring basis.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2011
Cash and cash equivalents	181,340	181,340	—	—
Short-term deposits	404,500	404,500	—	—
Term deposits	10,000	10,000	—	—

As of December 31, 2012
Cash and cash equivalents	257,709	257,709	—	—
Short-term deposits	233,025	233,025	—	—
Term deposits	10,000	10,000	—	—
Available-for-sale securities	5,047	5,047	—	—

Cash and cash equivalents: The Group’s cash equivalents consisted of demand deposits and time deposits. The fair values of demand deposits and time deposits placed with banks are determined based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1.

Term deposits: The fair values of term deposits placed with banks are determined based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1.

Available-for-sale securities: The Group measures available-for-sale securities at fair value. Available-for-sale securities classified within Level 1 are valued using quoted market prices that are available in active markets for identical investments.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables: Accounts receivable and prepaid expenses and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, current deferred revenue and accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Company estimated fair values of short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Non-current assets and non-current liabilities: Non-current prepayments for property and equipments is a financial asset with carrying value that approximate fair value due to the change in fair value, after considering the discount rate, being immaterial. Non-current deferred revenue is a financial liability with carrying value that approximate fair value due to the change in fair value, after considering the discount rate, being immaterial. The Company estimated fair values of non-current assets and non-current liabilities using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.